Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Stockholders' Equity [Abstract]
Cash dividends per share	$ 3.15	$ 0	$ 0